Revenue from Contracts with Customers and Relevant Contract Assets and Liabilities - Detail of Revenue Arising from Carried-Forward Contract Liabilities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Allocation of the transaction price	₩ 246,843	₩ 275,965	₩ 251,975
Deferred revenue of joining/installment fee	44,204	42,100	42,685
Total	₩ 291,047	₩ 318,065	₩ 294,660